CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Ordinary shares, shares authorized	13,000,000	13,000,000
Ordinary shares, shares issued	9,149,169	9,149,169
Ordinary shares, shares outstanding	8,874,696	8,874,696
Treasury shares, shares	274,473	274,473